Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) - shares	6 Months Ended
	Apr. 30, 2016	Apr. 30, 2015
Income Statement [Abstract]
Common share subject to redemption	9,036,193	9,031,557